Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	2,133,333
Proposed Maximum Offering Price per Unit	4.975
Maximum Aggregate Offering Price	$ 10,613,331.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,465.70
Offering Note	(1) The Registrant is hereby registering for resale from time to time by selling stockholder of up to an aggregate of 2,133,333 shares of the Registrant's common stock. Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional number of shares of common stock that may be issued as a result of stock splits, stock dividends or similar transactions (2) The maximum aggregate offering price and the related registration fee is calculated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average high and low prices per share of the common stock as reported on the Nasdaq Capital Market on July 16, 2026. (3) The registration fee is calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate of 0.00013810.